Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price High Yield Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000754915
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

Investor Class | T. Rowe Price High Yield Fund, Inc.
T. Rowe Price High Yield Fund
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price High Yield Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class T. Rowe Price High Yield Fund, Inc.
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.74%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price High Yield Fund, Inc.	76	237	411	918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called "junk" bonds, as well as income-producing convertible securities and preferred stocks that are rated as below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower , or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund's weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B , or an equivalent rating) of the high yield market.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as forward currency exchange contracts and credit default swaps in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or credit quality, to shift assets into and out of higher-yielding  securities, or to reduce unwanted  securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit defaultswaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

High yield Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.53%
Worst Quarter	12/31/08	-18.45%
The fund's return for the six months ended 6/30/11 was 4.51%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class	1 Year	5 Years	10 Years
T. Rowe Price High Yield Fund, Inc.	14.37%	7.85%	8.35%
T. Rowe Price High Yield Fund, Inc. Returns after taxes on distributions	11.25%	4.92%	5.22%
T. Rowe Price High Yield Fund, Inc. Returns after taxes on distributions and sale of fund shares	9.24%	4.92%	5.21%
T. Rowe Price High Yield Fund, Inc. Credit Suisse High Yield Index	14.42%	8.40%	9.11%
T. Rowe Price High Yield Fund, Inc. Lipper High Current Yield Funds Average	14.24%	6.60%	7.02%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
Annual Return 2001	rr_AnnualReturn2001	6.10%
Annual Return 2002	rr_AnnualReturn2002	3.08%
Annual Return 2003	rr_AnnualReturn2003	22.53%
Annual Return 2004	rr_AnnualReturn2004	10.33%
Annual Return 2005	rr_AnnualReturn2005	3.41%
Annual Return 2006	rr_AnnualReturn2006	9.75%
Annual Return 2007	rr_AnnualReturn2007	3.15%
Annual Return 2008	rr_AnnualReturn2008	(24.45%)
Annual Return 2009	rr_AnnualReturn2009	49.14%
Annual Return 2010	rr_AnnualReturn2010	14.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Investor Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Investor Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Investor Class | T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called "junk" bonds, as well as income-producing convertible securities and preferred stocks that are rated as below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower , or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund's weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B , or an equivalent rating) of the high yield market.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as forward currency exchange contracts and credit default swaps in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or credit quality, to shift assets into and out of higher-yielding  securities, or to reduce unwanted  securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit defaultswaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	High yield Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.53%
Worst Quarter	12/31/08	-18.45%
		The fund's return for the six months ended 6/30/11 was 4.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price High Yield Fund, Inc. | Credit Suisse High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Investor Class | T. Rowe Price High Yield Fund, Inc. | Lipper High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	7.02%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Advisior Class | T. Rowe Price High Yield Fund, Inc.
T. Rowe Price High Yield Fund–Advisor Class
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.98%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisior Class T. Rowe Price High Yield Fund, Inc. T. Rowe Price High Yield Fund-Advisor Class	100	312	542	1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called "junk" bonds, as well as income-producing convertible securities and preferred stocks that are rated as below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower , or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund's weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B , or an equivalent rating) of the high yield market.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as forward currency exchange contracts and credit default swaps in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or credit quality, to shift assets into and out of higher-yielding  securities, or to reduce unwanted  securities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit defaultswaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

High yield Fund-Advisor class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.26%
Worst Quarter	12/31/08	-18.39%
The fund's return for the six months ended 6/30/11 was 4.24%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisior Class T. Rowe Price High Yield Fund, Inc.	1 Year	5 Years	10 Years
T. Rowe Price High Yield Fund-Advisor Class	14.12%	7.62%	8.11%
T. Rowe Price High Yield Fund-Advisor Class Returns after taxes on distributions	11.09%	4.77%	5.06%
T. Rowe Price High Yield Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	9.08%	4.78%	5.06%
Credit Suisse High Yield Index	14.42%	8.40%	9.11%
Lipper High Current Yield Funds Average	14.24%	6.60%	7.02%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisior Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	5.74%
Annual Return 2002	rr_AnnualReturn2002	2.88%
Annual Return 2003	rr_AnnualReturn2003	22.12%
Annual Return 2004	rr_AnnualReturn2004	10.24%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	9.38%
Annual Return 2007	rr_AnnualReturn2007	3.07%
Annual Return 2008	rr_AnnualReturn2008	(24.65%)
Annual Return 2009	rr_AnnualReturn2009	48.92%
Annual Return 2010	rr_AnnualReturn2010	14.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	8.11%
Advisior Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Advisior Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Advisior Class | T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price High Yield Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called "junk" bonds, as well as income-producing convertible securities and preferred stocks that are rated as below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower , or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund's weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B , or an equivalent rating) of the high yield market.

While most assets will typically be invested in bonds, the fund also invests in derivatives such as forward currency exchange contracts and credit default swaps in keeping with the fund's objective s.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or credit quality, to shift assets into and out of higher-yielding  securities, or to reduce unwanted  securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holdingin a timely manner at a desired price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit defaultswaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	High yield Fund-Advisor class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.26%
Worst Quarter	12/31/08	-18.39%
		The fund's return for the six months ended 6/30/11 was 4.24%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisior Class | T. Rowe Price High Yield Fund, Inc. | Credit Suisse High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Advisior Class | T. Rowe Price High Yield Fund, Inc. | Lipper High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	7.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011